Statement of Additional Information Supplement dated June 17, 2010
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A5, Class B5 and Class C5 shares of the Fund listed below:
AIM Money Market Fund
The Board of Trustees of the AIM Funds has approved changing the Fund’s name effective April 30, 2010 to the following and all references thereto are changed accordingly:

CURRENT NAME	NEW NAME
AIM Money Market Fund	Invesco Money Market Fund
Effective April 30, 2010, AIM Cash Reserve Shares will be known as Invesco Cash Reserve Shares.
The Board of Trustees of the AIM Funds has approved changing the registrant names effective April 30, 2010 to the following:

CURRENT NAME	NEW NAME
AIM Counselor Series Trust	AIM Counselor Series Trust (Invesco Counselor Series Trust)
AIM Equity Funds	AIM Equity Funds (Invesco Equity Funds)
AIM Funds Group	AIM Funds Group (Invesco Funds Group)
AIM Growth Series	AIM Growth Series (Invesco Growth Series)
AIM International Mutual Funds	AIM International Mutual Funds (Invesco International Mutual Funds)
AIM Investment Funds	AIM Investment Funds (Invesco Investment Funds)
AIM Investment Securities Funds	AIM Investment Securities Funds (Invesco Investment Securities Funds)
AIM Sector Funds	AIM Sector Funds (Invesco Sector Funds)
AIM Tax-Exempt Funds	AIM Tax Exempt Funds (Invesco Tax-Exempt Funds)
AIM Treasurer’s Series Trust	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)
AIM Variable Insurance Funds	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Effective April 30, 2010, the following corporate entities will change their names and all references thereto are changed accordingly.

CURRENT NAME	NEW NAME
Invesco Aim Distributors, Inc.	Invesco Distributors, Inc.
Invesco Aim Investment Services, Inc.	Invesco Investment Services, Inc.
Invesco Aim Management Group, Inc.	Invesco Management Group, Inc.
Effective April 30, 2010, any and all references to “AIM Funds” are hereby changed to “Invesco Funds”.
Effective April 30, 2010, www.invescoaim.com will be changed to www.invesco.com.
Effective April 30, 2010, any and all references to “AIM” or “Invesco Aim” are hereby changed to “Invesco”.
Effective April 1, 2010, the following information replaces in its entirety the tables appearing under the heading “PURCHASE, REDEMPTION AND PRICING OF SHARES — Purchase and Redemption of Shares - Purchases of Class A Shares, Class A2 Shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and AIM Cash Reserve Shares of AIM Money Market Fund — Initial Sales Charges — Category I Funds” and “Category II Funds” in the Statement of Additional Information:

“Category I Funds

AIM Asia Pacific Growth Fund	AIM Income Allocation Fund
AIM Balanced-Risk Allocation Fund	AIM International Allocation Fund
AIM Balanced-Risk Retirement Now Fund	AIM International Core Equity Fund
AIM Balanced-Risk Retirement 2010 Fund	AIM International Growth Fund
AIM Balanced-Risk Retirement 2020 Fund	AIM International Small Company Fund
AIM Balanced-Risk Retirement 2030 Fund	AIM Japan Fund
AIM Balanced-Risk Retirement 2040 Fund	AIM Large Cap Basic Value Fund
AIM Balanced-Risk Retirement 2050 Fund	AIM Large Cap Growth Fund
AIM Basic Balanced Fund	AIM Leisure Fund
AIM Basic Value Fund	AIM Mid Cap Basic Value Fund
AIM Capital Development Fund	AIM Mid Cap Core Equity Fund
AIM Charter Fund	AIM Moderate Allocation Fund
AIM China Fund	AIM Moderate Growth Allocation Fund
AIM Conservative Allocation Fund	AIM Moderately Conservative Allocation Fund
AIM Constellation Fund	AIM Multi-Sector Fund
AIM Developing Markets Fund	AIM Real Estate Fund
AIM Diversified Dividend Fund	AIM Select Equity Fund
AIM Dynamics Fund	AIM Select Real Estate Income Fund
AIM Energy Fund	AIM Small Cap Equity Fund
AIM European Growth Fund	AIM Small Cap Growth Fund
AIM European Small Company Fund	AIM Structured Core Fund
AIM Financial Services Fund	AIM Structured Growth Fund
AIM Global Core Equity Fund	AIM Structured Value Fund
AIM Global Equity Fund	AIM Summit Fund
AIM Global Growth Fund	AIM Technology Fund
AIM Global Health Care Fund	AIM Trimark Endeavor Fund
AIM Global Real Estate Fund	AIM Trimark Fund
AIM Global Small & Mid Cap Growth Fund	AIM Trimark Small Companies Fund
AIM Gold & Precious Metals Fund	AIM Utilities Fund
AIM Growth Allocation Fund

			Dealer
	Investor's Sales Charge		Concession
	As a Percentage	As a Percentage	As a Percentage
	of the Public	of the Net	of the Net
	Offering Price	Amount Invested	Amount
Amount of Investment in
Single Transaction
Less than $ 50,000	5.50%	5.82%	5.00%
$ 50,000 but less than $100,000	4.50	4.71	4.00
$100,000 but less than $250,000	3.50	3.63	3.00
$250,000 but less than $500,000	2.75	2.83	2.25
$500,000 but less than $1,000,000	2.00	2.04	1.75
Category II Funds

AIM Core Bond Fund	AIM Income Fund
AIM Core Plus Bond Fund	AIM International Total Return Fund
AIM High Income Municipal Fund	AIM Municipal Bond Fund
AIM High Yield Fund	AIM U.S. Government Fund

			Dealer
	Investor's Sales Charge		Concession
	As a Percentage	As a Percentage	As a Percentage
	of the Public	of the Net	of the Net
	Offering Price	Amount Invested	Amount
Amount of Investment in
Single Transaction
Less than $ 50,000	4.75%	4.99%	4.25%
$ 50,000 but less than $100,000	4.25	4.44	4.00
$100,000 but less than $250,000	3.50	3.63	3.25
$250,000 but less than $500,000	2.50	2.56	2.25
$500,000 but less than $1,000,000	2.00	2.04	1.75”
Effective April 1, 2010, the following information replaces in its entirety the information appearing under the heading “PURCHASE, REDEMPTION AND PRICING OF SHARES — Purchase and Redemption of Shares — Purchases of Class R Shares” in the Statement of Additional Information:
     “Class R shares are sold at net asset value, and are not subject to an initial sales charge. For purchases of Class R shares of Category I, II or IV Funds, Invesco Aim Distributors may make the following payments to dealers of record provided that the applicable dealer of record is able to establish that the purchase of Class R shares is a new investment or a rollover from a retirement plan in which an AIM Fund was offered as an investment option:”
Effective April 1, 2010, the paragraphs and the heading “PURCHASE, REDEMPTION AND PRICING OF SHARES — Purchase and Redemption of Shares — Contingent Deferred Sales Charge Imposed upon Redemption of Shares — Contingent Deferred Sales Charge Exceptions for Class R Shares” in the Statement of Additional Information is deleted in their entirety.

Prospectus Supplement dated June 17, 2010
The purpose of this mailing is to provide you with changes to the current Prospectus for Class A5, Class B5 and Class C5 shares of the Fund listed below:
AIM Money Market Fund
The Board of Trustees of the AIM Funds has approved changing the Fund’s name effective April 30, 2010 to the following and all references thereto are changed accordingly:

CURRENT NAME	NEW NAME
AIM Money Market Fund	Invesco Money Market Fund
Effective April 30, 2010, AIM Cash Reserve Shares will be known as Invesco Cash Reserve Shares.
The Board of Trustees of the AIM Funds has approved changing the registrant names effective April 30, 2010 to the following:

CURRENT NAME	NEW NAME
AIM Counselor Series Trust	AIM Counselor Series Trust (Invesco Counselor Series Trust)
AIM Equity Funds	AIM Equity Funds (Invesco Equity Funds)
AIM Funds Group	AIM Funds Group (Invesco Funds Group)
AIM Growth Series	AIM Growth Series (Invesco Growth Series)
AIM International Mutual Funds	AIM International Mutual Funds (Invesco International Mutual Funds)
AIM Investment Funds	AIM Investment Funds (Invesco Investment Funds)
AIM Investment Securities Funds	AIM Investment Securities Funds (Invesco Investment Securities Funds)
AIM Sector Funds	AIM Sector Funds (Invesco Sector Funds)
AIM Tax-Exempt Funds	AIM Tax Exempt Funds (Invesco Tax-Exempt Funds)
AIM Treasurer’s Series Trust	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)
AIM Variable Insurance Funds	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Effective April 30, 2010, the following corporate entities will change their names and all references thereto are changed accordingly.

CURRENT NAME	NEW NAME
Invesco Aim Distributors, Inc.	Invesco Distributors, Inc.
Invesco Aim Investment Services, Inc.	Invesco Investment Services, Inc.
Effective April 30, 2010, any and all references to “AIM Funds” are hereby changed to “Invesco Funds”.
Effective April 30, 2010, www.invescoaim.com will be changed to www.invesco.com.
Effective April 30, 2010, the first paragraph at the bottom of the “Table of Contents” page will be deleted in its entirety.
Effective April 30, 2010, any and all references to “AIM” or “Invesco Aim” are hereby changed to “Invesco”.
Effective April 1, 2010, the following information replaces in its entirety the second bullet point in the table appearing under the heading “General Information — Choosing a Share Class — AIM Fund Retail Share Classes — Class R” in the Prospectus:
•	“No contingent deferred sales charge”
Effective April 1, 2010, the following information replaces in its entirety the table appearing under the heading “General Information — INITIAL SALES CHARGES (CLASS A SHARES ONLY) — Category I Initial Sales Charges and Category II Initial Sales Charges” in the Prospectus:

“Category I Initial Sales Charges
	Investor’s Sales Charge
Amount invested	As a % of	As a % of
in a single transaction	Offering Price	Investment
Less than $50,000	5.50%	5.82%
$50,000 but less than $100,000	4.50	4.71
$100,000 but less than $250,000	3.50	3.63
$250,000 but less than $500,000	2.75	2.83
$500,000 but less than $1,000,000	2.00	2.04

Category II Initial Sales Charges
	Investor’s Sales Charge
Amount invested	As a % of	As a % of
in a single transaction	Offering Price	Investment
Less than $50,000	4.75%	4.99%
$50,000 but less than $100,000	4.25	4.44
$100,000 but less than $250,000	3.50	3.63
$250,000 but less than $500,000	2.50	2.56
$500,000 but less than $1,000,000	2.00	2.04”
Effective April 1, 2010, the paragraph appearing under the heading “General Information — Contingent Deferred Sales Charges (CDSCs) — CDSCs on Class R Shares” in the Prospectus is deleted in its entirety.